CONSOLIDATED STATEMENT OF COMPREHENSIVE INCOME	7 Months Ended
Dec. 31, 2024 USD ($)
Statement of Comprehensive Income [Abstract]
Net earnings	$ 0
Other comprehensive income before taxes	0
Provision for income taxes	0
Comprehensive income	$ 0